Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER CAPITAL APPRECIATION FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2016
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2016